Subsequent Events - Replacement of 2015 Warehouse Facility (Details) - Subsequent Event	Jan. 21, 2016 USD ($)	Jan. 21, 2018 USD ($)	Jan. 21, 2017 USD ($)	Feb. 24, 2016 USD ($)	Jan. 21, 2016 loan	Jan. 21, 2016 agreement
Line of Credit Facility [Line Items]
Number of bilateral conduit facilities					4	4
Line of credit, maximum borrowing capacity	$ 2,400,000,000
OneMain | Consolidated VIEs | OneMain Financial B1 Warehouse Trust
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity	$ 550,000,000
Funding period	3 years
Line of Credit Facility, Fair Value of Amount Outstanding				$ 490,000,000
OneMain | Consolidated VIEs | OneMain Financial B1 Warehouse Trust | Forecast
Line of Credit Facility [Line Items]
line of credit facility, remaining borrowing capacity, reduction		$ 350,000,000	$ 450,000,000
OneMain | Consolidated VIEs | OneMain Financial B2 Warehouse Trust
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity	$ 750,000,000
Funding period	3 years
Line of Credit Facility, Fair Value of Amount Outstanding				250,000,000
OneMain | Consolidated VIEs | OneMain Financial B3 Warehouse Trust
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity	$ 350,000,000
Funding period	3 years
Line of Credit Facility, Fair Value of Amount Outstanding				0
OneMain | Consolidated VIEs | OneMain Financial B4 Warehouse Trust
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity	$ 750,000,000
Funding period	3 years
Line of Credit Facility, Fair Value of Amount Outstanding				$ 460,000,000